Managed Volatility Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2024
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 99.81%
Fidelity Investments Money
Market Government
Portfolio Class I 4.83% 14,879,616
$ 14,879,616
TOTAL MONEY MARKET FUND - 99.81% 14,879,616
(Cost $14,879,616)
TOTAL INVESTMENTS
-
99.81%
$ 14,879,616
(Cost $14,879,616)
Other Assets in Excess of Liabilities - 0.19% 28,069
NET ASSETS - 100.00% $ 14,907,685
^ Rate disclosed as of September 30, 2024.
Summary of inputs used to value the Fund’s investments as of 9/30/2024:
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Money Market Fund 14,879,616 – – 14,879,616
TOTAL
$14,879,616 $– $– $14,879,616